August 10, 2007

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert Variable Series, Inc. SEC File No. 333-144413

Dear Ms. Samuel:

This letter serves as a response to comments made by the SEC staff (the "Staff") by telephone to Calvert on August 9, 2007, regarding the initial Form N-14 and Post-Effective Amendment No. 1 regarding the above-referenced Registration Statement. Material changes made to the filing in response to Staff comments are summarized below.

Prospectus

  1933 Act SEC file number for registered investment company ("RIC") name was added.

  References to semi-annual reports for period ended June 30, 2006, were removed.

  Discussion of liabilities was added to description of merger transaction in "Synopsis".

  Language in "Synopsis--Risk Factors" was slightly revised to improve clarity.

Statement of Additional Information

  1933 Act SEC file number for RIC was added.

  References to semi-annual reports for period ended June 30, 2006, were removed.

Part C -- Other Information

  1933 Act SEC file number for RIC was added.

  1933 Act Rule 484 indemnification undertaking disclosure was added to "Item 15. Indemnification" section.

Supplemental Representation

Power of Attorney. Registrant will file a post-effective amendment to this Registration Statement within 30 days that includes a power of attorney that relates specifically to this filing (Calvert Variable Series, Inc., SEC File No. 333-144413), in accordance with Rule 483 (b) of the Securities Act of 1933.

Finally, on behalf of the Registrant and as an officer of Calvert Variable Series, Inc., I acknowledge that:

  The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

  Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing;

  A Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States;

  Should the Commission or Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

  The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  The Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Assistant Vice President and Assistant Secretary